Related Party Transactions	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Related Party Transactions
38.	Related Party Transactions

(a)	Significant transactions between the controlling company and related companies for the years ended December 31, 2021, 2022 and 2023 were as follows:

1)	For the year ended December 31, 2021

(in millions of Won)	Sales and others(*1)			Purchase and others(*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)	￦	5,859	11,113	—	491,624	158	32,328
POSCO STEELEON Co., Ltd.		695,451	2,602	—	—	39,014	627
POSCO DX(formerly, POSCO ICT)(*4)		1,605	4,996	—	324,275	46,037	181,221
eNtoB Corporation		14	—	381,633	65,254	115	25,242
POSCO FUTURE M CO., LTD. (formerly, POSCO CHEMICAL CO., LTD)		318,808	31,917	462,013	14,358	298,431	3,724
POSCO ENERGY CO., LTD.		5,207	1,450	11,271	—	—	26,137
POSCO MOBILITY SOLUTION		807,925	—	—	—	45,758	914
POSCO INTERNATIONAL Corporation		9,750,636	54,331	1,299,561	—	988	8,968
POSCO Thainox Public Company Limited		309,295	—	—	—	—	69
POSCO Canada Ltd.		—	1,372	202,523	—	—	—
POSCO Asia Co., Ltd.		19,142	426	417	—	—	1,648
Qingdao Pohang Stainless Steel Co., Ltd.		188,470	8	—	—	—	83
POSCO JAPAN Co., Ltd.		1,613,634	1	27,937	1,726	—	4,894
POSCO-VIETNAM Co., Ltd.		441,758	975	—	—	—	46
POSCO MEXICO S.A. DE C.V.		460,773	548	—	—	—	1,494
POSCO Maharashtra Steel Private Limited		899,675	903	—	—	—	229
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		161,808	—	—	—	—	2
POSCO VST CO., LTD.		201,517	—	—	—	—	20
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	1,453	1,704,193	—	—	—
POSCO ASSAN TST STEEL INDUSTRY Inc.		278,749	734	8	—	—	24
Others		1,337,458	56,161	220,000	63,116	276,202	153,677

		17,497,784	168,990	4,309,556	960,353	706,703	441,347

Associates and joint ventures(*3)
SNNC		72,797	2,514	736,441	—	—	107
POSCO-SAMSUNG-Slovakia Processing Center		72,342	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	418,044	2,338,625	—	—	—
Others		37,410	63,298	107,637	—	—	49,741

		182,549	483,856	3,182,703	—	—	49,848

	￦	17,680,333	652,846	7,492,259	960,353	706,703	491,195

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.
(*3)	As of December 31, 2021, the company provided guarantees to related parties.
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

2)	For the year ended December 31, 2022

(in millions of Won)	Sales and others(*1)				Purchase and others(*2)
	Sales		Dividends	Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO	￦	87,165	—	2	—	—	—	10,446
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)		7,502	16,555	7	—	80,306	—	13,086
POSCO STEELEON Co., Ltd.		133,743	—	215	—	—	7,656	18
POSCO DX(formerly, POSCO ICT)(*4)		1,760	4,970	18	—	39,932	10,190	34,724
eNtoB Corporation		3	24	—	60,649	9,706	32	3,453
POSCO FUTURE M CO., LTD. (formerly, POSCO CHEMICAL CO., LTD)		89,535	13,878	44	84,301	4,757	56,325	908
POSCO ENERGY CO., LTD.		4,331	—	—	6,682	—	—	3,925
POSCO MOBILITY SOLUTION		176,534	—	—	—	—	8,802	28
POSCO INTERNATIONAL Corporation		2,102,356	62,093	—	244,230	—	768	1,049
POSCO Thainox Public Company Limited		49,359	22,867	—	—	—	—	1
POSCO Canada Ltd.		—	—	—	77,225	—	—	—
Qingdao Pohang Stainless Steel Co., Ltd.		32,584	—	—	—	—	—	—
POSCO JAPAN Co., Ltd.		28,790	—	—	835	—	—	16
POSCO-VIETNAM Co., Ltd.		44,840	—	513	—	—	—	—
POSCO MEXICO S.A. DE C.V.		102,776	—	562	—	—	—	—
POSCO Maharashtra Steel Private Limited		171,806	—	1,130	—	—	—	120
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		42,320	—	—	—	—	—	15
POSCO VST CO., LTD.		28,475	—	—	—	—	—	—
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	—	179	379,823	—	—	—
POSCO ASSAN TST STEEL INDUSTRY Inc.		47,335	—	537	—	—	—	8
Others		203,869	2,452	6,574	61,457	18,844	53,139	223,222

		3,355,083	122,839	9,781	915,202	153,545	136,912	291,019

Associates and joint ventures(*3)
SNNC		3,242	5,348	8	148,239	—	—	—
POSCO-SAMSUNG-Slovakia Processing Center		25,614	—	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	186,813	—	210,455	—	—	—
Others		78,048	209,457	14,704	14,015	—	—	197

		106,904	401,618	14,712	372,709	—	—	197

	￦	3,461,987	524,457	24,493	1,287,911	153,545	136,912	291,216

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.
(*3)	As of December 31, 2022, the company provided guarantees to related parties.
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

3)	For the year ended December 31, 2023

(in millions of Won)	Sales and others(*1)				Purchase and others
	Sales		Dividends	Others	Purchase of fixed assets	Others
Subsidiaries(*2)
POSCO	￦	146,745	325,043	—	—	15,440
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)		9,354	11,037	440	23,007	5,875
POSCO STEELEON CO., Ltd		1,772	—	—	—	105
POSCO DX(formerly, POSCO ICT)		3,040	7,455	—	4,017	9,037
eNtoB Corporation		—	—	40	158	3,326
POSCO FUTURE M CO., LTD. (formerly, POSCO CHEMICAL CO., LTD)		8,902	13,878	—	—	—
POSCO Mobility Solution Corporation		1,035	—	55	—	—
POSCO INTERNATIONAL Corporation		9,278	77,616	—	—	48
POSCO Maharashtra Steel Private Limited		692	—	353	—	—
POSCO ASSAN TST STEEL INDUSTRY Inc.		17	—	430	—	—
Others		12,021	6,084	5,347	9,634	46,596

		192,856	441,113	6,665	36,816	80,427

Associates and joint ventures(*2)
SNNC		629	—	55	—	—
Roy Hill Holdings Pty Ltd		—	293,956	—	—	—
Others		240	92,149	11,617	—	158

		869	386,105	11,672	—	158

	￦	193,725	827,218	18,337	36,816	80,585

(*1)	Sales and others mainly consist of trademark usage income, rental income and dividend income to subsidiaries, associates and joint ventures.
(*2)	As of December 31, 2023, the Company provided guarantees to related parties (Note 39) .

(b)	The related account balances of receivables and payables resulting from significant transactions between the controlling company and related companies as of December 31, 2022 and 2023 are as follows:

1)	December 31, 2022

(in millions of Won)	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Accounts payable	Others	Total
Subsidiaries
POSCO	￦	75,343	6,600	81,943	5,678	14,663	20,341
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)		3,808	660	4,468	—	—	—
POSCO STEELEON Co., Ltd.		818	—	818	—	—	—
POSCO DX(formerly, POSCO ICT)		687	—	687	859	705	1,564
eNtoB Corporation		—	—	—	—	—	—
POSCO FUTURE M CO., LTD. (formerly, POSCO CHEMCAL CO., LTD)		8,550	—	8,550	—	5,086	5,086
POSCO ENERGY CO., LTD.		3,400	462	3,862	—	1,593	1,593
POSCO MOBILITY SOLUTION		489	—	489	—	—	—
POSCO INTERNATIONAL Corporation		2,002	—	2,002	—	502	502
Qingdao Pohang Stainless Steel Co., Ltd.		—	—	—	122	—	122
POSCO Maharashtra Steel Private Limited		—	466	466	486	—	486
POSCO ASSAN TST STEEL INDUSTRY Inc.		—	513	513	104	—	104
PT. KRAKATAU POSCO		—	8,967	8,967	391	—	391
Others		1,918	5,618	7,536	11,874	3,335	15,209

		97,015	23,286	120,301	19,514	25,884	45,398

Associates and joint ventures
SNNC		94	—	94	—	—	—
Roy Hill Holdings Pty Ltd		23,400	—	23,400	—	—	—
FQM Australia Holdings Pty Ltd(*1)		—	202,562	202,562	—	—	—
Others		190	761	951	74	—	74

		23,684	203,323	227,007	74	—	74

	￦	120,699	226,609	347,308	19,588	25,884	45,472

(*1)
FQM Australia Holdings Pty Ltd’s other receivable consists of long-term loans. During the year ended December 31, 2022, the company provided additional loan
￦
12,166 million to FQM Australia Holdings Pty Ltd.

2)	December 31, 2023

(in millions of Won)	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Accounts payable	Others	Total
Subsidiaries
POSCO	￦	110,913	19,666	130,579	3,937	32,901	36,838
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.)		9,262	1,714	10,976	—	170	170
POSCO STEELEON CO., Ltd		1,063	—	1,063	—	—	—
POSCO DX(formerly, POSCO ICT)		1,574	—	1,574	1,434	423	1,857
eNtoB Corporation		—	—	—	1,391	3	1,394
POSCO FUTURE M CO., LTD. (formerly, POSCO CHEMICAL CO., LTD)		14,299	463	14,762	—	31	31
POSCO Mobility Solution Corporation		981	—	981	—	—	—
POSCO INTERNATIONAL Corporation		6,449	25	6,474	—	163	163
PT. KRAKATAU POSCO		—	3,582	3,582	—	—	—
Others		3,345	11,152	14,497	9,022	151	9,173

		147,886	36,602	184,488	15,784	33,842	49,626

Associates and joint ventures
SNNC		334	—	334	—	—	—
Roy Hill Holdings Pty Ltd		—	88,008	88,008	—	—	—
FQM Australia Holdings Pty Ltd(*1)		—	218,900	218,900	—	—	—
Others		195	560	755	—	—	—

		529	307,468	307,997	—	—	—

	￦	148,415	344,070	492,485	15,784	33,842	49,626

(*1)
FQM Australia Holdings Pty Ltd’s other receivable consists of long-term loans and accrued interest. During the year ended December 31, 2023, the Company provided additional loan to its associates by
￦
6,448 million. Meanwhile, the Company has recognized allowance for doubtful accounts for all of other receivables amounting to
￦
218,900 million during the year ended December 31, 2023.

(c)	Significant transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2021, 2022 and 2023 were as follows:

1)	For the year ended December 31, 2021

(in millions of Won)	Sales and others				Purchase and others
	Sales		Dividends	Others	Purchase of material	Others
Associates and joint ventures
New Songdo International City Development, LLC	￦	286,731	—	266	—	165
SNNC		75,129	—	743	19,720	40,090
Noeul Green Energy Co., Ltd.		6,127	—	—	—	1,896
CSP - Compania Siderurgica do Pecem		4,660	—	—	96,179	—
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		46,323	—	—	33,316	5,686
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd.		14,673	—	—	—	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		39,887	—	—	164	—
DMSA/AMSA		—	—	—	9,875	—
South-East Asia Gas Pipeline Company Ltd.		—	27,828	7,564	—	—
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY)		65,746	—	10	4,347	180
Samcheok Blue Power Co., Ltd.		263,730	405	—	—	4
TK CHEMICAL CORPORATION		14,906	—	—	2,292	—
Pocheon-Hwado Highway Corp.		62,829	—	—	—	—
UITrans LRT Co., Ltd.		10,736	—	—	—	—
Roy Hill Holdings Pty Ltd		—	104,903	—	—	—
Others		184,606	49,031	15,449	31,379	18,505

	￦	1,076,083	182,167	24,032	197,272	66,526

2)	For the year ended December 31, 2022

(in millions of Won)	Sales and others				Purchase and others
	Sales		Dividends	Others	Purchase of material	Others
Associates and joint ventures
New Songdo International City Development, LLC	￦	270,465	—	—	—	148
SNNC		161,565	—	412	613,514	1,755
Noeul Green Energy Co., Ltd.		5,531	—	—	—	1,716
CSP - Compania Siderurgica do Pecem(*1)		7,173	—	—	126,123	22,663
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd(*2)		17,824	—	—	24,190	—
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd.		14,863	—	—	—	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		32,007	—	—	357	—
South-East Asia Gas Pipeline Company Ltd.		—	14,541	2,974	—	—
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY)		134,498	24,000	—	5,446	—
Samcheok Blue Power Co., Ltd.		502,259	9,992	26	—	—
Pocheon-Hwado Highway Corp.		93,428	—	—	—	—
UITrans LRT Co., Ltd.		—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	46,780	—	1,463,383	—
Others		547,627	137,733	3,026	507,705	122,092

	￦	1,787,240	233,046	6,438	2,740,718	148,374

(*1)	CSP - Compania Siderurgica do Pecem was excluded from the association due to the sale of its shares during the year ended December 31, 2023.

(*2)	Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd was excluded from the association due to the sale of its shares during the year ended December 31, 2022.

3)	For the year ended December 31, 2023

(in millions of Won)	Sales and others				Purchase and others
	Sales		Dividends	Others	Purchase of material	Others
Associates and joint ventures
New Songdo International City Development, LLC	￦	208,536	—	1,484	—	279
SNNC		164,198	—	32	637,638	1,749
Noeul Green Energy Co., Ltd.		6,499	—	28	—	10,320
POS-SEAH STEEL WIRE(TIANJIN)CO.,Ltd		14,477	—	—	—	—
POS SeAH Steel Wire(Nantong) Co., Ltd.		43,811	—	—	73	—
South-East Asia Gas Pipeline Company Ltd.		—	59,295	—	—	—
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY)		113,542	9,000	—	6,861	1,564
Samcheok Blue Power Co., Ltd.		503,283	10,020	—	—	—
Pocheon-Hwado Highway Corp.		160,233	—	—	—	—
Roy Hill Holdings Pty Ltd		—	73,489	—	1,611,073	—
UITrans LRT Co., Ltd.		554	—	—	—	—
Others		474,052	120,429	3,353	590,717	101,909

	￦	1,689,185	272,233	4,897	2,846,362	115,821

(d)
The related account balances of receivables and payables resulting from significant transactions between the Company, excluding the controlling company, and related companies as of December 31, 2022 and December 31, 2023 are as follows:

1)	December 31, 202 2

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
New Songdo International City Development, LLC	￦	63,413	—	16,858	80,271	—	39,664	39,664
Chuncheon Energy Co., Ltd.		—	—	—	—	—	50	50
Samcheok Blue Power Co., Ltd.		107,119	—	—	107,119	—	18,224	18,224
Nickel Mining Company SAS		—	63,024	263	63,287	—	358	358
CSP - Compania Siderurgica do Pecem		3	—	—	3	—	—	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		7,096	—	—	7,096	—	—	—
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY)		12,589	—	52	12,641	1,198	4	1,202
Pocheon-Hwado Highway Corp.		16,297	—	—	16,297	—	—	—
UITrans LRT Co., Ltd.		—	36,510	—	36,510	—	1,999	1,999
Roy Hill Holdings Pty Ltd		—	—	7,110	7,110	571,084	—	571,084
SNNC		7,827	—	51	7,878	44,124	198	44,322
POSCO(Guangdong) Automotive Steel Co., Ltd.		—	35,131	—	35,131	—	—	—
Others		98,920	185,022	112,538	396,480	54,708	25,241	79,949

	￦	313,264	319,687	136,872	769,823	671,114	85,738	756,852

(*1)	As of December 31, 2022, the Company recognizes allowance for credit losses related to receivables amounting to ￦ 131,588 million.

2)	December 31, 2023

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
New Songdo International City Development, LLC	￦	15,260	—	1,497	16,757	—	39,089	39,089
Samcheok Blue Power Co., Ltd.		162,759	—	213	162,972	—	9,605	9,605
Nickel Mining Company SAS		—	64,197	34	64,231	—	358	358
POS-SeAH Steel Wire(Nantong) Co., Ltd.		14,162	—	—	14,162	—	—	—
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY)		13,641	—	82	13,723	1,156	—	1,156
Pocheon-Hwado Highway Corp.		33,944	—	—	33,944	—	7,712	7,712
UITrans LRT Co., Ltd.		—	46,335	8,395	54,730	—	2,398	2,398
Roy Hill Holdings Pty Ltd		—	—	22,002	22,002	263,440	—	263,440
SNNC		14,738	—	60	14,798	25,482	1,731	27,213
POSCO(Guangdong) Automotive Steel Co., Ltd.		59,913	—	—	59,913	52,961	—	52,961
Others		54,211	167,368	134,795	356,374	6,642	14,585	21,227

	￦	368,628	277,900	167,078	813,606	349,681	75,478	425,159

(*1)	As of December 31, 2023, the Company recognizes allowance for credit losses related to receivables amounting to ￦ 185,972 million.

(e)	Significant financial transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2022 and 2023 were as follows:

1)	December 31, 2022

(in millions of Won)	Beginning		Lend	Collect	Others(*1)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	29,099	7,460	(5)	(44)	36,510
South-East Asia Gas Pipeline Company Ltd.		47,423	—	(45,639)	(1,784)	—
PT. Tanggamus Electric Power		4,690	—	—	324	5,014
PT. Wampu Electric Power		5,651	—	(1,876)	213	3,988
PT. POSMI Steel Indonesia		2,371	—	(2,371)	—	—
Nickel Mining Company SAS		62,611	—	—	413	63,024
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		4,742	—	(1,264)	324	3,802
POS-SeAH Steel Wire (Thailand) Co., Ltd.		7,113	—	—	491	7,604
AMCI (WA) PTY LTD		91,665	6,975	—	5,641	104,281
POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD		5,928	—	(6,548)	620	—
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		9,484	—	—	654	10,138
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
POS-AUSTEM Suzhou Automotive Co., Ltd		17,783	—	(6,069)	959	12,673
FQM Australia Holdings PTY Ltd		27,227	7,935	—	(122)	35,040
POHANG E&E Coi., LTD		—	100	—	—	100
POSCO(Guangdong) Automotive Steel Co., Ltd.		—	35,131	—	—	35,131

	￦	318,169	57,601	(63,772)	7,689	319,687

(*1)	Includes adjustments of foreign currency translation differences and others.

2)	December 31, 2023

(in millions of Won)	Beginning		Lend	Collect	Others(*1)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	36,510	9,825	—	—	46,335
PT. Tanggamus Electric Power		5,014	—	(270)	82	4,826
PT. Wampu Electric Power		3,988	—	(4,063)	75	—
Nickel Mining Company SAS		63,024	—	(2,322)	3,495	64,197
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		3,802	—	(1,323)	100	2,579
POS-SeAH Steel Wire (Thailand) Co., Ltd.		7,604	—	(7,828)	224	—
AMCI (WA) PTY LTD		104,281	6,620	—	1,276	112,177
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		10,138	—	(5,321)	341	5,158
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
POS-AUSTEM Suzhou Automotive Co., Ltd		12,673	—	(13,219)	546	—
FQM Australia Holdings Pty Ltd		35,040	2,637	—	923	38,600
POHANG E&E Co. , LTD		100	1,546	—	—	1,646
POSCO(Guangdong) Automotive Steel Co., Ltd.		35,131	—	(35,131)	—	—

	￦	319,687	20,628	(69,477)	7,062	277,900

(*1)	Includes adjustments of foreign currency translation differences and others.

(f)	For the years ended December 31, 2021, 2022 and 2023, details of compensation to key management officers were as follows:

(in millions of Won)	2021		2022	2023
Short-term benefits	￦	111,900	174,629	199,608
Long-term benefits		18,115	9,182	9,641
Retirement benefits		22,239	22,106	38,934

	￦	152,254	205,917	248,183

Key management officers include directors (including non-standing directors), executive officers and fellow officers who have significant influences and responsibilities in the Company’s business and operations.